IMPAIRMENT OF VESSELS (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel	Sep. 30, 2017 vessel
Property, Plant and Equipment [Line Items]
Impairment losses on vessels and equipment			$ 0	$ 1,080	$ 1,066
Panamax Vessel [Member]
Property, Plant and Equipment [Line Items]
Cash consideration				$ 14,700
Impairment losses on vessels and equipment	$ 1,100
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Cash consideration		$ 135,100
Impairment losses on vessels and equipment					$ 1,100
Number of vessels sold | vessel		6			6	6
Total consideration					$ 142,500
Consideration shares received (in shares) | shares		910,802